UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment
| |; Amendment Number:
This Amendment (Check only one.): | | is a restatement.
| | adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Windward Capital Management Company
Address: 11111 Santa Monica Blvd., Suite 1200
Form 13F File Number: 28-11829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan R. Pene
Title: Chief Financial Officer
Phone: 310 893-3006
Signature, Place, and Date of Signing:

/s/ Stephan R. Pene		 Los Angeles, CA		January 27, 2009


Report Type (Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	0

Form 13F Information Table Entry Total:  87

Form 13F Information Table Value Total:   $136,009,000



List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     4986    93420 SH       SOLE                    93420
                                                                18      330 SH       DEFINED                   330
ACCENTURE LTD CL A             COM              G1150G111     3216    98075 SH       SOLE                    98075
                                                                12      360 SH       DEFINED                   360
AMAZON COM INC COM             COM              023135106     1599    31190 SH       SOLE                    31190
                                                                 6      120 SH       DEFINED                   120
APPLE INC                      COM              037833100     4568    53520 SH       SOLE                    53520
                                                                17      195 SH       DEFINED                   195
AT&T CORP                      COM              00206r102     1252    43945 SH       SOLE                    43945
                                                                 6      210 SH       DEFINED                   210
BAKER HUGHES INC.              COM              057224107      784    24455 SH       SOLE                    24455
BANK OF NEW YORK MELLON CORP   COM              064058100     2848   100528 SH       SOLE                   100528
                                                                11      385 SH       DEFINED                   385
BURLINGTON NRTHN SANTA COM     COM              12189t104     3330    43980 SH       SOLE                    43980
                                                                12      155 SH       DEFINED                   155
CATERPILLAR INC                COM              149123101     1428    31960 SH       SOLE                    31960
                                                                 6      140 SH       DEFINED                   140
CHEVRONTEXACO CORP             COM              166764100      288     3900 SH       SOLE                     3900
CONSTELLATION ENERGY COM       COM              210371100     2956   117835 SH       SOLE                   117835
                                                                11      420 SH       DEFINED                   420
COSTCO COMPANIES INC           COM              22160K105     4629    88166 SH       SOLE                    88166
                                                                15      295 SH       DEFINED                   295
CVS/CAREMARK CORPORATION       COM              126650100     6367   221535 SH       SOLE                   221535
                                                                21      735 SH       DEFINED                   735
EMERSON ELEC CO COM            COM              291011104     3080    84120 SH       SOLE                    84120
                                                                12      320 SH       DEFINED                   320
EQUITABLE RESOURCES            COM              294549100     3523   105020 SH       SOLE                   105020
                                                                13      395 SH       DEFINED                   395
FLUOR CORP NEW COM             COM              343412102     1374    30620 SH       SOLE                    30620
                                                                 6      130 SH       DEFINED                   130
GENENTECH INC COM NEW          COM              368710406     5152    62138 SH       SOLE                    62138
                                                                17      205 SH       DEFINED                   205
HESS CORP COM                  COM              42809h107      209     3900 SH       SOLE                     3900
IBM                            COM              459200101     3165    37605 SH       SOLE                    37605
                                                                11      130 SH       DEFINED                   130
JOHNSON & JOHNSON              COM              478160104     5206    87008 SH       SOLE                    87008
                                                                19      315 SH       DEFINED                   315
JOHNSON CONTROLS INC           COM              478366107     2536   139675 SH       SOLE                   139675
                                                                10      540 SH       DEFINED                   540
JP MORGAN CHASE & CO           COM              46625H100     3152    99974 SH       SOLE                    99974
                                                                11      360 SH       DEFINED                   360
KROGER CO COM                  COM              501044101     4641   175725 SH       SOLE                   175725
                                                                15      580 SH       DEFINED                   580
L-3 COMMUNICATIONS             COM              502424104      210     2850 SH       SOLE                     2850
LOCKHEED MARTIN                COM              539830109     4188    49805 SH       SOLE                    49805
                                                                19      225 SH       DEFINED                   225
LOWES COS INC COM              COM              548661107      253    11765 SH       SOLE                    11765
MCDONALD'S CORP                COM              580135101     3057    49155 SH       SOLE                    49155
                                                                11      180 SH       DEFINED                   180
MEDTRONIC INC                  COM              585055106     1401    44600 SH       SOLE                    44600
                                                                 6      190 SH       DEFINED                   190
MONSANTO CO NEW COM            COM              61166w101     4289    60963 SH       SOLE                    60963
                                                                17      240 SH       DEFINED                   240
PEABODY ENERGY CORP            COM              704549104     3559   156460 SH       SOLE                   156460
                                                                16      715 SH       DEFINED                   715
PEPSICO INC                    COM              713448108     4839    88347 SH       SOLE                    88347
                                                                18      335 SH       DEFINED                   335
PHILIP MORRIS INTL INC COM     COM              718172109     2875    66080 SH       SOLE                    66080
                                                                11      255 SH       DEFINED                   255
POTASH CORP SASK INC COM       COM              73755L107     1076    14700 SH       SOLE                    14700
PRAXAIR INC                    COM              74005P104     5590    94163 SH       SOLE                    94163
                                                                20      330 SH       DEFINED                   330
PROCTER & GAMBLE CO            COM              742718109     5556    89872 SH       SOLE                    89872
                                                                21      345 SH       DEFINED                   345
QUALCOMM INC COM               COM              747525103     3812   106389 SH       SOLE                   106389
                                                                12      325 SH       DEFINED                   325
QUESTAR CORP                   COM              748356102     3368   103015 SH       SOLE                   103015
                                                                13      385 SH       DEFINED                   385
ROHM & HAAS CO COM             COM              775371107     3775    61100 SH       SOLE                    61100
                                                                13      215 SH       DEFINED                   215
ROPER INDUSTRIES               COM              776696106      206     4735 SH       SOLE                     4735
STERICYCLE INC COM             COM              858912108      306     5875 SH       SOLE                     5875
TEVA PHARMACEUTICALS           COM              881624209     2486    58402 SH       SOLE                    58402
                                                                 7      168 SH       DEFINED                   168
TRANSOCEAN SEDCO               COM              h8817h100     2073    43865 SH       SOLE                    43865
                                                                 8      165 SH       DEFINED                   165
UNITED TECHNOLOGIES            COM              913017109     3302    61605 SH       SOLE                    61605
                                                                11      210 SH       DEFINED                   210
URS CORP NEW                   COM              903236107     1401    34365 SH       SOLE                    34365
                                                                 6      155 SH       DEFINED                   155
WEATHERFORD INTL INC           COM              G95089101      448    41445 SH       SOLE                    41445
WELLS FARGO & CO-NEW           COM              949746101     3192   108275 SH       SOLE                   108275
                                                                11      390 SH       DEFINED                   390
XTO ENERGY                     COM              98385x106      215     6100 SH       SOLE                     6100
NINTENDO CO LTD-ADR NEW        ADR              654445303      449     9650 SH       SOLE                     9650
SAP AKTIENGELLSCHAFT SPONSORED ADR              803054204     3313    91462 SH       SOLE                    91462
                                                                11      305 SH       DEFINED                   305